Income Taxes - Schedule of Reconciliation of Expected Statutory Federal Income Tax To Actual Income Tax Provision (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Amount
Computed expected federal income tax	$ 473,362	$ 224,087	$ 100,508
State and local income taxes, net of federal income tax benefit	96,884	45,457	25,648
International operations (including foreign rate differential)	18,073	13,155	4,518
Decrease in valuation allowance	(4,036)	(2,561)	(19,993)
Non-deductible executive compensation	20,359	12,814	7,444
Foreign tax credits	(13,963)	(8,654)	(5,012)
Transition tax on foreign earnings related to the Tax Act	0	0	(6,708)
Base erosion and anti-abuse tax (BEAT)	0	0	(10,000)
Change in unrecognized tax benefits related to prior years	(27,374)	(4,522)	(20,512)
Interest on unrecognized tax benefits	8,651	15,600	3,568
Spectrum Brands distribution	0	0	11,996
Acquisition of HomeFed	0	0	(36,779)
Other, net	4,773	3,297	5,950
Total income tax provision (benefit)	$ 576,729	$ 298,673	$ (483,955)
Percent
Computed expected federal income tax	21.00%	21.00%	21.00%
State and local income taxes, net of federal income tax benefit	4.30%	4.30%	5.40%
Recognition of accumulated other comprehensive income lodged taxes	0.00%	0.00%	(113.80%)
International operations (including foreign rate differential)	0.80%	1.20%	0.90%
Decrease in valuation allowance	(0.20%)	(0.20%)	(4.20%)
Non-deductible executive compensation	0.90%	1.20%	1.60%
Foreign tax credits	(0.60%)	(0.80%)	(1.00%)
Transition tax on foreign earnings related to the Tax Act	0.00%	0.00%	(1.40%)
Base erosion and anti-abuse tax (BEAT)	0.00%	0.00%	(2.10%)
Change in unrecognized tax benefits related to prior years	(1.20%)	(0.50%)	(4.30%)
Interest on unrecognized tax benefits	0.004	0.015	0.007
Spectrum Brands distribution	0.00%	0.00%	2.50%
Acquisition of HomeFed	0.00%	0.00%	(7.70%)
Other, net	0.20%	0.30%	1.30%
Actual income tax provision, percent	25.60%	28.00%	(101.10%)